Retirement Plans and Postretirement Costs (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 29, 2014
Significant Effect of Health Care Trend on the Postretirement Benefit
Effect on total of service and interest cost components in fiscal 2014, 1% Increase	$ 2
Effect on postretirement benefit obligation as of June 29, 2014, 1% Increase	41
Effect on total of service and interest cost components in fiscal 2014, 1% Decrease	(2)
Effect on postretirement benefit obligation as of June 29, 2014, 1% Decrease	$ (40)